RELATED PARTY TRANSACTIONS (Narrative) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Oct. 26, 2015
Related Party Transaction [Line Items]
Amounts due from related parties, impairment charges		¥ 10,500,000
Qunar and its affiliates [Member]
Related Party Transaction [Line Items]
Voting interest acquired, percentage			45.00%
Jiuyou [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, impairment charges	¥ 10,500,000